FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 21, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $167,927

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     4099    60775 SH       SOLE                    60775
Abbott Laboratories            COM              002824100     4831   137296 SH       SOLE                   137296
American Express Co.           COM              025816109     4914    32993 SH       SOLE                    32993
American Home Products         COM              026609107      384     7140 SH       SOLE                     7140
Amgen, Inc.                    COM              031162100      552     9000 SH       SOLE                     9000
Applied Materials, Inc.        COM              038222105    13840   146841 SH       SOLE                   146841
AptarGroup, Inc.               COM              038336103     1801    67485 SH       SOLE                    67485
Becton Dickinson & Co.         COM              075887109     3309   125770 SH       SOLE                   125770
Berkshire Hathaway Cl. B       COM              084670207     5247     2883 SH       SOLE                     2883
Bristol-Myers Squibb Co.       COM              110122108      338     5825 SH       SOLE                     5825
Cintas Corp.                   COM              172908105     1195    30504 SH       SOLE                    30504
Cisco Systems, Inc.            COM              17275R102    13533   175043 SH       SOLE                   175043
Clorox Co.                     COM              189054109      327     9900 SH       SOLE                     9900
Coca-Cola Co.                  COM              191216100     7597   161855 SH       SOLE                   161855
Cognex Corp.                   COM              192422103     6561   113725 SH       SOLE                   113725
Colgate-Palmolive Co.          COM              194162103      423     7500 SH       SOLE                     7500
Dell Computer Corp.            COM              247025109     4555    84450 SH       SOLE                    84450
Exxon Mobil Corp.              COM              30231G102      228     2920 SH       SOLE                     2920
Federal Home Loan Mortgage Cor COM              313400301     4744   107361 SH       SOLE                   107361
Federal National Mortgage Asso COM              313586109      417     7380 SH       SOLE                     7380
Gannett Co., Inc.              COM              364730101     1976    28082 SH       SOLE                    28082
General Electric Co.           COM              369604103     4781    30721 SH       SOLE                    30721
General Motors Corp.           COM              370442105     2058    24852 SH       SOLE                    24852
Gillette Co.                   COM              375766102     7549   200302 SH       SOLE                   200302
Greenpoint Financial Corp.     COM              395384100     1091    55600 SH       SOLE                    55600
Harley-Davidson, Inc.          COM              412822108     3519    44330 SH       SOLE                    44330
Home Depot, Inc.               COM              437076102      931    14436 SH       SOLE                    14436
Intel Corp.                    COM              458140100    10220    77464 SH       SOLE                    77464
International Business Machine COM              459200101      430     3648 SH       SOLE                     3648
Johnson & Johnson, Inc.        COM              478160104     3481    49550 SH       SOLE                    49550
Lear Corp.                     COM              521865105     1366    48576 SH       SOLE                    48576
McDonalds Corp.                COM              580135101     3874   103661 SH       SOLE                   103661
Medtronic, Inc.                COM              585055106     5059    98360 SH       SOLE                    98360
Merck & Co., Inc.              COM              589331107     4353    70062 SH       SOLE                    70062
Microsoft Corp.                COM              594918104      720     6776 SH       SOLE                     6776
Network Associates, Inc.       COM              640938106     3311   102675 SH       SOLE                   102675
Nokia Corp. ADS                COM              654902204      222     1000 SH       SOLE                     1000
Oracle Systems                 COM              68389X105      540     6923 SH       SOLE                     6923
Paychex, Inc.                  COM              704326107      575    10981 SH       SOLE                    10981
Pfizer, Inc.                   COM              717081103     1003    27440 SH       SOLE                    27440
Pitney Bowes, Inc.             COM              724479100     3733    83525 SH       SOLE                    83525
Schering-Plough Corp.          COM              806605101      833    22450 SH       SOLE                    22450
Starbucks Corp.                COM              855244109     5895   131550 SH       SOLE                   131550
Symbol Technologies, Inc.      COM              871508107     4668    56713 SH       SOLE                    56713
Sysco Corp.                    COM              871829107     4000   110740 SH       SOLE                   110740
United Technologies Corp.      COM              913017109     3770    59656 SH       SOLE                    59656
Walt Disney Co.                COM              254687106     4524   109670 SH       SOLE                   109670
Warner-Lambert Co.             COM              934488107     1023    10475 SH       SOLE                    10475
Wells Fargo & Co.              COM              949746101      594    14575 SH       SOLE                    14575
Wrigley, (Wm.) Jr. Co.         COM              982526105     1592    20720 SH       SOLE                    20720
Zixit Corp. (prev. CustomTrack COM              98974P100     1340    18400 SH       SOLE                    18400